LEASES - Schedule of Supplemental Cash Flow Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Leases [Abstract]
Cash payments related to operating lease	$ 25,612
New right-of-use assets obtained in exchange for operating lease obligations	$ 561